Summary of Significant Accounting Policies - Schedule of Exchange Rate Used for the Translation (Details)	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Period End [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate translation	7.1169	7.1178	7.2882
Average [Member]
Schedule of Exchange Rate Used for the Translation [Line Items]
Exchange rate translation	7.2153	7.1855	7.056